Reverse Recapitalization with AGBA Acquisition Limited (Details) - $ / shares		12 Months Ended
	Nov. 09, 2022	Dec. 31, 2022	Mar. 03, 2023	Nov. 14, 2022
Reverse Recapitalization with AGBA Acquisition Limited (Details) [Line Items]
Business combination agreement description.		On the Closing Date, pursuant to the Business Combination Agreement, the following share transactions were completed:• 4,825,000 public and private rights were automatically converted to 482,500 ordinary shares of AGBA.• 792,334 ordinary shares of AGBA were issued to settle the outstanding payables.• 555,000 ordinary shares of AGBA were issued to Apex Twinkle Limited as the finder fee in connection with the Business Combination.• 53,835,000 ordinary shares of AGBA were issued to TAG as consideration for the Business Combination and 1,665,000 ordinary shares, representing as 3% holdback shares for indemnification purpose were reserved. All the holdback shares will be released to TAG in six months following the Closing.
Ordinary shares issued	2,500,000
Share price		$ 1.54	$ 2.1575	$ 5.71
Redemptiom price	$ 0.45
Reduction price	0.1
Warrant [Member]
Reverse Recapitalization with AGBA Acquisition Limited (Details) [Line Items]
Warrant outstanding		4,825,000
Ordinary Share [Member]
Reverse Recapitalization with AGBA Acquisition Limited (Details) [Line Items]
Purchase of ordinary shares		555,000
Share purchase price	$ 0.45
Meteora Backstop Agreement [Member]
Reverse Recapitalization with AGBA Acquisition Limited (Details) [Line Items]
Purchase of ordinary shares	2,500,000
Share price	$ 0.12
Share purchase price	$ 0.15
Business Combination [Member]
Reverse Recapitalization with AGBA Acquisition Limited (Details) [Line Items]
Ordinary shares issued		58,376,985
Ordinary shares ourstanding		58,376,985